Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue
Revenue	$ 352.3	$ 347.1	$ 691.1	$ 656.0
Labrador Iron Ore Royalty Corporation.
Revenue
Dividend income	4.5	8.9	7.0	13.9
SLM California
Revenue
Dividend income	1.2	0.0	1.2	0.0
Revenue-based royalties
Revenue
Revenue	130.9	111.4	252.2	205.5
Streams.
Revenue
Revenue	181.3	199.5	365.5	376.4
Profit-based royalties
Revenue
Revenue	27.6	22.2	52.4	50.9
Other.
Revenue
Revenue	12.5	14.0	21.0	23.2
South America
Revenue
Revenue	89.2	116.0	191.4	204.9
Central America & Mexico
Revenue
Revenue	84.5	89.9	163.7	158.1
United States
Revenue
Revenue	88.5	66.3	161.6	132.6
Canada
Revenue
Revenue	60.7	46.3	112.4	102.0
Rest of World
Revenue
Revenue	29.4	28.6	62.0	58.4
Mining
Revenue
Revenue	260.8	299.8	524.0	563.6
Gold
Revenue
Revenue	190.7	194.9	378.2	384.9
Provisional price adjustment	0.3	(0.1)	(0.4)	(0.3)
Silver
Revenue
Revenue	35.8	45.0	76.9	92.7
Platinum-group metals
Revenue
Revenue	17.3	22.0	31.5	41.5
Provisional price adjustment	0.2	0.1	0.4	0.5
Diversified
Revenue
Revenue	91.5	47.3	167.1	92.4
Iron Ore
Revenue
Revenue	14.6	36.9	33.9	41.9
Other mining commodities
Revenue
Revenue	2.4	1.0	3.5	2.6
Oil
Revenue
Revenue	46.2	25.3	85.2	51.2
Gas
Revenue
Revenue	37.9	17.9	67.4	32.3
Natural gas liquids
Revenue
Revenue	$ 7.4	$ 4.1	$ 14.5	$ 8.9